STOCK-BASED COMPENSATION - Stock Option Modifications (Details)			3 Months Ended		12 Months Ended
	Aug. 20, 2020 USD ($) employee $ / shares shares	Jun. 08, 2020 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stock compensation expense
Stock compensation expense		$ 9,432,000
Stock Incentive Plan 2017
Stock compensation expense
Stock compensation expense			$ 121,000	$ 456,000
Stock Incentive Plan 2017 | Research and development
Stock compensation expense
Stock compensation expense			19,000	425,000
Stock Incentive Plan 2017 | General and administrative
Stock compensation expense
Stock compensation expense			$ 102,000	$ 31,000
Stock Incentive Plan 2017 | Stock Options
Stock compensation expense
Stock compensation expense					$ 1,340,000	$ 522,900
Cancelled and forfeited | shares			57,149	30,768	194,901	130,220
Number of persons to whom shares were cancelled | employee	4
Granted | shares				17,631	86,536	209,505
Weighted average grant date fair value for options granted during the year: | $ / shares				$ 35.62	$ 17.43	$ 10.82
Total unrecognized stock compensation expense			$ 252,700		$ 473,900
Weighted-average period over which cost not yet recognized is expected to be recognized			1 year 3 months		1 year 9 months 14 days
Stock Incentive Plan 2017 | Stock Options | Research and development
Stock compensation expense
Stock compensation expense					$ 1,008,000	$ 332,000
Stock Incentive Plan 2017 | Stock Options | General and administrative
Stock compensation expense
Stock compensation expense			$ 20,900		332,000	$ 190,900
Stock Incentive Plan 2017 | Stock Options | Four Nonemployees
Stock compensation expense
Cancelled and forfeited | shares	15,792
Granted | shares	21,112
Weighted average grant date fair value for options granted during the year: | $ / shares	$ 12.81
Options vested | shares	3,959
Stock Incentive Plan 2017 | Stock Options | Four Nonemployees | General and administrative
Stock compensation expense
Stock compensation expense					65,900
Incremental compensation costs	$ 9,600				$ 34,800